Investment and its valuations	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
Investment and its valuations

Note 7 – Investment and its valuations

Investments in Horizon Shipyard Inter Globe (M) Sdn. Bhd. (“Horizon”) consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Balance at January 1, 2025 and 2024	$88,908	$4,343
Investments during the period / year	-	85,293
Share of losses of associate	(4,029)	(710)
Foreign exchange difference	4,833	(18)
Balance at June 30, 2025 and December 31, 2024	$89,712	$88,908

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 7 – Investment and its valuations (Continued)

Investment in Horizon

On June 22, 2023, Tumpuan Megah subscribed 20% equity interest in Horizon through the purchase of 20,000 ordinary shares for RM20,000. Horizon is a company specializing in repair and maintenance of transport equipment except motor vehicles in Malaysia. The investment is accounted for using the measurement alternative.

The investment above consist of investment in equity securities without readily determinable fair values are investments in privately held companies, the Company adopted the guidance of ASC 321, Investments - Equity Securities, which allows an entity to measure investments in equity securities without a readily determinable fair value using a measurement alternative that measures these securities at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investment of same issuer (the “Measurement Alternative”). The fair value of equity securities without readily determinable fair values that have been remeasured due to impairment are classified within Level 3. Management assesses each of these investments on an individual basis and is required to make a qualitative assessment for impairment at each reporting period.

On April 9, 2024, Tumpuan Megah subscribed additional 380,000 ordinary shares in Horizon in proportion with its existing shareholding in Horizon for cash consideration of RM380,000. Tumpuan Megah’s equity interest remained unchanged at 20% after subscription of additional shares.

After SMF acquired the remaining 30% ownership interest of Tumpuan Megah on May 31, 2024, the Company accounts for its investment that represents 20% ownership, and for which the Company have the ability to exercise significant influence through board representation under the equity method. Under the equity method, investments are initially recognized at cost and adjusted thereafter to recognize the Company’s share of the investee’s profits or losses in the income statement, and its share of movements in other comprehensive (loss) income. The carrying amounts of equity-accounted investments are tested for impairment. For the six months ended June 30, 2025 and the year ended December 31, 2024, share of losses of associate were $4,029 and $710, respectively.

The Company did not recognize an impairment loss for the six months ended June 30, 2025 and the years ended December 31, 2024, and 2023, respectively.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023